Financial Assets and Liabilities Fair Value - Schedule of changes to the Probability of Milestone Completion (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Percentage of increase in probability of milestone achievement	20.00%
Percentage of decrease in probability of milestone achievement	20.00%